Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Summary of expense by nature

	December 31,
	2024	2023	2022
	$	$	$
Inventory expensed during the year	4,432	3,472	5,344
Employee benefits expense	5,207	3,945	3,429
Depreciation and amortization	1,607	1,443	1,468
Professional and consulting fees	4,649	2,558	691
Third-party research and development	5,507	1,007	550
Impairment of property and equipment	1,061	-	-
Impairment of intangible assets	3,196	-	-
Other	2,208	(653)	(1,230)
	27,867	11,772	10,252